Basis of Presentation and Summary of Significant Accounting Policies - Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Other Liabilities - Junior Debt Exchange
Liabilities:
Total Liabilities:	$ 5,616	$ 1,986	$ 0
Fair Value, Recurring
Liabilities:
Total Liabilities:	23,405		14,773
Fair Value, Recurring | Warrant Liabilities - Public Warrants
Liabilities:
Total Liabilities:	5,658
Fair Value, Recurring | Warrant Liabilities - Private Warrants
Liabilities:
Total Liabilities:	2,810
Fair Value, Recurring | Other Liabilities - Junior Debt Exchange
Liabilities:
Total Liabilities:	5,616
Fair Value, Recurring | Earnout Liability - Sponsor Earnout Shares
Liabilities:
Total Liabilities:	9,321
Fair Value, Recurring | Warrant Liabilities - Starry Warrants
Liabilities:
Total Liabilities:			14,773
Level 1 | Fair Value, Recurring
Liabilities:
Total Liabilities:	5,658
Level 1 | Fair Value, Recurring | Warrant Liabilities - Public Warrants
Liabilities:
Total Liabilities:	5,658
Level 2 | Fair Value, Recurring
Liabilities:
Total Liabilities:	2,810
Level 2 | Fair Value, Recurring | Warrant Liabilities - Private Warrants
Liabilities:
Total Liabilities:	2,810
Level 3 | Fair Value, Recurring
Liabilities:
Total Liabilities:	14,937		14,773
Level 3 | Fair Value, Recurring | Other Liabilities - Junior Debt Exchange
Liabilities:
Total Liabilities:	5,616
Level 3 | Fair Value, Recurring | Earnout Liability - Sponsor Earnout Shares
Liabilities:
Total Liabilities:	$ 9,321
Level 3 | Fair Value, Recurring | Warrant Liabilities - Starry Warrants
Liabilities:
Total Liabilities:			$ 14,773